Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

The following table presents a summary of the Company’s promissory notes issued to related parties as of September 30, 2018:

Note holder	Note Amount	Issuance Date	Unpaid Amount
S. Masjedi	150,000	12/10/2010	$122,692
A. Masjedi	500,000	6/1/2013	126,828
M. Shenkman	10,000	2/21/2012	10,000
M. Shenkman	10,000	2/23/2012	10,000
M. Shenkman	10,000	3/14/2013	6,000
M. Shenkman (Entrust)	16,000	9/9/2014	16,000
	$696,000		$291,520

The following description represent note payable-related party transaction pre-Share Exchange that were assumed by the Company as a condition to the Share Exchange:

On February 21, 2012, Snöbar Holdings entered into an unsecured promissory note with Mr. Shenkman, who is Chairman of the Board of Directors and a shareholder of the Company. The note had a principal balance of $10,000 with an interest rate of 5% and is due on demand. The note’s maturity date has subsequently been extended to December 31, 2020. Interest against the note was extinguished in a subsequent extension of the term. The note had a principal balance of $10,000 as of September 30, 2018.

On February 23, 2012, Snöbar Holdings entered into a promissory note with Mr. Shenkman for $10,000, maturing in one year at an interest of 8%. The note has subsequently been extended to December 31, 2020. Interest under the note was extinguished in a subsequent extension of the term. The note had an outstanding balance of $10,000 as of September 30, 2018.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a Mr. Shenkman, the Company’s Chairman of the Board of Directors. The note had a principal balance of $10,000 with an interest rate of 5% and an original maturity date of March 14, 2014, subsequently extended to December 31, 2020 with a lower interest rate of 2%/year. Mr. Shenkman also agreed to make all interest retroactive and deferred. The note had an outstanding balance of $6,000 as of September 30, 2018.

On June 1, 2013, Snöbar Holdings entered into a promissory note with Azizolla Masjedi, father-in-law to Shannon Masjedi who’s the Company’s President, Chief Executive Officer, Interim Chief Financial Officer, director and majority stockholder, in an amount of $500,000 to purchase all the shares and interests of IPIC. The note matured on June 31, 2017. As of September 30, 2018, the outstanding balance under this note was $231,067, which includes interest and penalty charges. The current balance is $215,653.

On September 9, 2014, Snöbar Holdings entered into a second unsecured promissory note with Mr. Shenkman, through his affiliate company Entrust Group for a total amount of $6,000 and a third unsecured promissory note for a total amount of $10,000, both at an annual interest rate of 2%. No term was provided for in each note, but Mr. Shenkman has agreed to a maturity date of December 31, 2020 and the accrual of interest rates and deferral to maturity. The notes had an aggregate outstanding balance of $16,000 as of September 30, 2018.

As of September 30, 2018, the Company had related party current and long-term notes payable of $249, and $42,000, respectively.

The following table presents a summary of the Company’s promissory notes issued to unrelated

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/2013	$86,821
A. Rodriguez	15,000	7/22/2013	15,000
A. Rodriguez	10,000	2/21/2014	10,000
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Morning View	35,000	10/26/2017	-
Brian Berg	30,000	2/1/2012	25,000
Classic Bev	73,473	5/1/2017	82,673
Crown Bridge	33,000	2/22/2018	7,996
JSJ, Investments	75,000	7/12/2017	55,000
PowerUp	119,000	7/25/2017	130,919
Tiger Trout Capital	80,000	8/8/2018	40,000
TCA Global fund	1,750,000	5/1/2018	2,150,000
	$2,636,905		$2,933,020

The following description represent unrelated notes payable transactions pre-reverse merger between Snöbar and the Company that were assumed by the Company as a condition to the Share Exchange Agreement:

In February, 2012, MGD entered into an unsecured promissory note with a certain unrelated party, now a shareholder of the Company for a principal balance of $30,000 at in interest rate of 8% per year and maturity date of August 1, 2014. The note’s maturity date has been extended to December 31, 2020 and the interest rate under the extinguished as part of the extension. The note had an outstanding balance of $25,000 as of September 30, 2018.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party, now a shareholder of the Company. The note had a principal balance of $86,821 with an interest rate of 5% and had a maturity date of March 14, 2014. The note’s maturity date has subsequently been extended to February 1, 2020. Interest under the note was extinguished in a subsequent extension of the term. The note is current and the entire balance is owed and outstanding as of September 30, 2018.

On July 22, 2013, Snöbar Holdings entered into an unsecured promissory note with a certain unrelated third party. The note had a principal balance of $15,000 with an original interest rate of 5%. On February 22, 2014 Snöbar Holdings also entered into another note with the same party for $10,000. Maturity dates have been extended to December 31, 2018, and interest rates has been reduced to 2%, and lender agreed to make all interest retroactive and deferred. The balance of the note was $15,000 and $10,000 as of September 30, 2018.

In February 2014, MGD entered into a secured promissory note with a certain unrelated third party for $10,000. The note was secured by interests in tangible and intangible property of MGD. The Company is to make payments of $181 each business day (Monday through Friday) until the loan is paid off. The effective interest rate on the note is 137%. The outstanding balance of the note is $1,000 as of September 30, 2018.

On May 19, 2014, Snöbar Holdings entered into a secured convertible promissory note with a principal balance of $500,000. The note was secured by interests in cash, accounts receivable, other receivables, inventory, supplies, other assets of Snöbar Holdings including general intangibles and rights of each liquor license owned by Snöbar Trust. The note has an interest rate of 10% and an original maturity date of December 31, 2015. The Company was to make interest only payments beginning July 1, 2014. The lender determined Snöbar Holdings to be in default and on January 29, 2015, entered into a mutually agreed loan modification. The agreement increased the principal balance of the note as of December 31, 2014 to $527,333 and all interest due and payable was deemed to have been paid and the conversion rights of the note were removed. The modification also removed and deleted, in its entirety, all secured interests in cash, accounts receivable, other receivables, inventory, supplies, and other assets of Snöbar Holdings, including intangibles, and rights of each liquor license owned by Snöbar Trust. The maturity date was December 31, 2015 if Snöbar Holdings is not in default, the maturity date of the note should automatically be extended to December 31, 2016 (“First Extended Maturity Date”). Commencing on January 1, 2016, Snöbar Holdings was to make monthly payments of $15,000 until the First Extended Maturity Date. Assuming Snöbar Holdings was not in default with respect to its obligations as of the First Extended Maturity Date, the note would have automatically been extended to December 31, 2017 (“Second Extended Maturity Date”). Commencing on January 1, 2017, the monthly payments increased to $25,000 for every month until the Second Extended Maturity Date. All accrued but unpaid interest, charges and the remaining principal balance of the note was fully due and payable on the Second Extended Maturity Date. In January of 2016 the company decided to enter into renegotiation period for the repayment terms of the modification dated January 29, 2015.

The following description represents unrelated note payable transactions post-merger between Snöbar and the Company:

On February 13, 2017, Pacific Ventures entered settlement with one of its creditors for $527,333 of its long-term notes payable. The agreement called for issuance of 400,000 shares of PACV restricted common stocks and $200,000 in future cash payment comprising of $25,000 on March 31, 2017, $25,000 on March 31, 2018, $25,000 on March 31, 2019, and $125,000 on March 31, 2020. As of March 10, 2017, Pacific Ventures has issued to the creditor, 400,000 shares of PACV restricted common stocks, and has also paid the $25,000 for the required March 31, 2017 cash payment. The balance of the note as of March 31, 2017 is $175,000 compared to December 31, 2016 balance of $527,333.

Effective September 30, 2017, the Company entered into amended promissory notes with a certain unrelated third party in an amount of $372,500, one for $172,500, and four others for $50,000 each. All of the notes have an interest rate of 8% and had a maturity date of August 13, 2017, but have been extended to November 15, 2017 for a fee of $15,000. The notes had a principal outstanding balance of $348,601 as of September 30, 2018, including the $15,000 extension fee.

In late July, August, and September of 2017, the Company entered into a financing arrangements with Power Up Lending pursuant to which the Company borrowed a total principal of $129,000 secured by shares of the Company’s common stock. The notes were subject to a 6 month hold before any stock was issued. The current balance is $37,919.

On January 11, 2018, the Company issued a Convertible Redeemable Note with a certain unrelated party. for total gross proceeds of $30,000. The note bears an interest of 10% and matures on January 3, 2019. The current principal balance is $30,000.

On February 7, 2018, the Company issued a Convertible Promissory Note with a certain unrelated party. for total gross proceeds of $105,000. The note bears an interest of 2%. The Company received the first tranche of the note and has a current principal balance of $33,000 as of September 30, 2018.

Over the past year Classic Beverage has periodically issued loans to the Company. The Company has agreed to pay interest 10% per year and has agreed on penalty fees if late on payments. The note is due on demand. The current balance is $82,673.

On 2018, the company entered into a promissory note to pay off aged debt on the books of PACV. The amount was $56,066 and the total amount that has converted into stock during the first quarter is $37,184. The current principal balance as of September 30, 2018 is $18,882. That remaining balance converted into common stock in April of 2018.

On May 1, 2018, Pacific Ventures Group entered into a secured promissory note with TCA Global Fund for $1,750,000. The note was secured by interests in tangible and intangible property of Pacific Ventures Group. The Company is to make interest only payments of $24,462 for 2 month; $10,000 for the next 4 months; subsequent payments of $45,500 until the loan is paid off. The effective interest rate on the note is 16%. On July 26, 2018, the Company entered into a second loan with TCA Global Fund for $400,000. The outstanding balance of the notes with TCA Global Fund is $2,150,000 as of September 30, 2018.

As of September 30, 2018, the Company had total short-term notes payable of $646,199 and long-term notes payable of $2,286,821.

8.	RELATED PARTY TRANSACTIONS

The following table presents a summary of the Company’s promissory notes issued to related parties as of December 31, 2017:

Noteholder	Note Amount	Issuance Date	Unpaid Amount
S. Masjedi	$150,000	12/10/2010	$122,692
A. Masjedi	500,000	6/1/2013	231,067
M. Shenkman	10,000	2/21/2012	10,000
M. Shenkman	10,000	2/23/2102	10,000
M. Shenkman	10,000	3/14/2013	6,000
M. Shenkman	16,000	9/9/2014	16,000
Total	$696,000		$395,759

The following description represent note payable-related party transaction pre-Share Exchange that were assumed by the Company as a condition to the Share Exchange:

In January 2011, MGD, which is now a majority owned subsidiary of Snöbar Holdings , entered into an unsecured promissory note with Mrs. Masjedi, who is now the Company’s President, Chief Executive Officer, Interim Chief Financial Officer, director and majority stockholder. The note had a principal balance of $150,000 with an interest rate of 3% and has a maturity date of December 31, 2020. Interest under the note was extinguished in a subsequent extension of the term of the note. The balance of the note at December 31, 2017 was $122,692.

On February 21, 2012, Snöbar Holdings entered into an unsecured promissory note with Mr. Shenkman, who is Chairman of the Board of Directors and a shareholder of the Company. The note had a principal balance of $10,000 with an interest rate of 5% and is due on demand. The note’s maturity date has subsequently been extended to December 31, 2020. Interest against the note was extinguished in a subsequent extension of the term. The note had a principal balance of $10,000 as of December 31, 2017.

On February 23, 2012, Snöbar Holdings entered into a promissory note with Mr. Shenkman for $10,000, maturing in one year at an interest of 8%. The note has subsequently been extended to December 31, 2020. Interest under the note was extinguished in a subsequent extension of the term. The note had an outstanding balance of $10,000 as of December 31, 2017.

On March 14, 2013, Snöbar Holdings entered into an unsecured promissory note with a Mr. Shenkman, the Company’s Chairman of the Board of Directors. The note had a principal balance of $10,000 with an interest rate of 5% and an original maturity date of March 14, 2014, subsequently extended to December 31, 2020 with a lower interest rate of 2%/year.  Mr. Shenkman also agreed to make all interest retroactive and deferred. The note had an outstanding balance of $6,000 as of December 31, 2017.

On June 1, 2013, Snöbar Holdings entered into a promissory note with Azizolla Masjedi, father-in-law to Shannon Masjedi who’s the Company’s President, Chief Executive Officer, Interim Chief Financial Officer, director and majority stockholder, in an amount of $500,000 to purchase all the shares and interests of IPIC.  The note matured on June 31, 2017. As of December 31, 2017, the outstanding balance under this note was $231,067, which includes interest and penalty charges.

On September 9, 2014, Snöbar Holdings entered into a second unsecured promissory note with Mr. Shenkman, through his affiliate company Entrust Group for a total amount of $6,000 and a third unsecured promissory note for a total amount of $10,000, both at an annual interest rate of 2%. No term was provided for in each note, but Mr. Shenkman has agreed to a maturity date of December 31, 2020 and the accrual of interest rates and deferral to maturity.  The notes had an aggregate outstanding balance of $16,000 as of December 31, 2017.

As of December 31, 2017, the Company had related party current and long-term notes payable of $353,759 and $42,000, respectively.